CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2017
CONTINGENCIES AND COMMITMENTS
CONTINGENCIES AND COMMITMENTS

NOTE 21 —   CONTINGENCIES AND COMMITMENTS

21.1Lawsuits and other legal actions:

In the opinion of the Company’s legal counsel, the Parent Company and its subsidiaries do not face judicial or extra-judicial contingencies that might result in material or significant losses or gains, except for the following:

1)

Embotelladora del Atlántico S.A. faces labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$1,340,027. Management considers it unlikely that non-provisioned contingencies will affect the Company’s income and equity, based on the opinion of its legal counsel.  Additionally, Embotelladora del Atlántico S.A. maintains time deposits for an amount of ThCh$663,274 to guaranty judicial liabilities

2)

Rio de Janeiro Refrescos Ltda. faces labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$56,607,721. Management considers it unlikely that non-provisioned contingencies will affect the Company’s income and equity, based on the opinion of its legal counsel. As it is customary in Brazil, Rio de Janeiro Refrescos Ltda. maintains judicial deposits and assets given in pledge to secure the compliance of certain processes, irrespective of whether these have been classified as a possible, probable or remote. The amounts deposited or pledged as legal guarantees as of December 31, 2017 and December 31, 2016, amounted to ThCh$31,953,725 and ThCh$103,351,097 respectively.

To ensure fulfillment of the obligations arising from judicial proceedings faced in Brazil, Rio de Janeiro Refrescos Ltda., has taken guarantee insurance and guarantee letters amounting to R$682,849,162 with different financial institutions and insurance companies in Brazil, through which these entities after a 0.6% commission, become responsible of fulfilling obligations with the Brazilian tax authorities should any trial result against Rio de Janeiro Refrescos Ltda.  Additionally, if the warranty and bail letters are executed, Rio de Janeiro Refrescos Ltda. promises to reimburse to the financial institutions and Insurance Companies any amounts disbursed by them to the Brazilian government.

Main contingencies faced by Rio de Janeiro Refrescos are as follows:

a)	Tax contingencies resulting from credits on tax on industrialized products (IPI).

Rio de Janeiro Refrescos is a party to a series of proceedings under way, in which the Brazilian federal tax authorities demand payment of value-added tax on industrialized products (Imposto sobre Produtos Industrializados, or IPI) allegedly owed by ex-Companhia de Bebidas Ipiranga. The initial amount demanded reached R$1,330,473,161 (historical amount without adjustments), corresponding to different trials related to the same cause. In September 2014, one of these trials for R$598,745,218, was settled in favor of the Company, and additionally during 2017 several trials were settled in favor of the Company in the amount for R$135,282,155 however, there are new lawsuits arising after the purchase of ex-Companhia de Bebidas Ipiranga (October 2013) that amount to R$331,045,690

The Company rejects the position of the Brazilian tax authority in these procedures and considers that Companhia de Bebidas Ipiranga was entitled to claim IPI tax credits in connection with purchases of certain exempt raw materials from suppliers located in the Manaus free trade zone.

Based on the opinion of its advisers, and judicial outcomes to date, Management estimates that these procedures do not represent probable losses and has not recorded a provision on these matters.

Notwithstanding the above, the IFRS related to business combination in terms of distribution of the purchase price establish that contingencies must be measured one by one according to their probability of occurrence and discounted at fair value from the date on which it is deemed the loss can be generated. According to this criterion, from a total of identified contingencies amounting R$1,082,396,664 (including readjustments of current lawsuits), the Company recorded a provision R$159,293,486 equivalent to ThCh$29,602,682.

b)	Tax contingencies on ICMS and IPI causes.

They refer mainly to tax settlements issued by advance appropriation of ICMS credits on fixed assets, payment of the replacement of ICMS tax to the operations, untimely IPI credits calculated on bonuses, among other claims.

The Company does not consider that these judgments will result in significant losses, given that their loss, according to its legal counsel, is considered unlikely. However, the accounting standards of financial information related to business combination in terms of distribution of the purchase price, establish contingencies must be valued one by one according to their probability of occurrence and discounted to fair value from the date on which it is deemed that the loss can be generated. According to this criterion, an initial provision has been made in the business combination accounting for an amount of R$37.2 million equivalent to ThCh$ 6,916,453.

3)

Embotelladora Andina S.A. and its Chilean subsidiaries face labor, tax, civil and trade lawsuits. Accounting provisions have been made for the contingency of a probable loss because of these lawsuits, totaling ThCh$7,616,340. Management considers it is unlikely that non-provisioned contingencies will affect income and equity of the Company, in the opinion of its legal advisors.

4)

Paraguay Refrescos S.A. faces tax, trade, labor and other lawsuits. Accounting provisions have been made for the contingency of any loss because of these lawsuits amounting to ThCh60,078. Management considers it is unlikely that non-provisioned contingencies will affect income and equity of the Company, in the opinion of its legal advisors.

21.2Direct guarantees and restricted assets:

Guarantees and restricted assets are detailed as follows:

Guarantees that compromise assets including in the financial statements:

	Provided by		Committed assets		Balance pending payment on the closing date of the financial statements
Guarantee in favor of	Name	Relationship	Guarantee	Type	12.31.2017	12.31.2016
					ThCh$	ThCh$
Industria Metalúrgica Inamar Ltda.	Embotelladora Andina S.A.	Parent Company	Land	Property, plant and equipment	17,991,202	17,777,078
Gas Licuado Lipigas S.A	Embotelladora Andina S.A.	Parent Company	Cash and cash equivalents	Trade and other receivables	1,140	1,140
Nazira Tala	Embotelladora Andina S.A.	Parent Company	Cash and cash equivalents	Trade and other receivables	—	6,924
Hospital Militar	Servicios Multivending	Subsidiary	Cash and cash equivalents	Trade and other receivables	4,727	4,648
Parque Arauco	Servicios Multivending	Subsidiary	Cash and cash equivalents	Trade and other receivables	5,345	—
Aeropuerto Nuevo Pudahuel	Servicios Multivending	Subsidiary	Cash and cash equivalents	Other receivables	10,129	—
Hospital FACH	Servicios Multivending	Subsidiary	Cash and cash equivalents	Other receivables	697	—
Inmob. E Invers. Supetar Ltda	Transportes Polar S.A.	Subsidiary	Cash and cash equivalents	Other non-current, non-financial assets	4,579	4,579
Bodegas San Francisco Ltda.	Transportes Polar S.A.	Subsidiary	Cash and cash equivalents	Other non-current, non-financial assets	6,483	—
Maria Lobos Jamet	Transportes Polar S.A.	Subsidiary	Cash and cash equivalents	Trade and other receivables	2,565	2,565
Reclamaciones Trabajadores	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	4,626,086	3,833,788
Reclamaciones Civiles Y Tributarias	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	13,104,186	14,304,401
Instituciones Gubernamentales	Rio de Janeiro Refrescos Ltda.	Subsidiary	Property, plant and equipment	Property, plant and equipment	14,223,453	85,212,908
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	659	843
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	989	1,264
Municipalidad San Martin Mza	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	—	15,167
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	707	904
Labarda	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	12	15
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	38,315	230,599
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	72,768	93,005
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	2,943	3,761
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	455,104	581,668
Otros	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	140	179
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	5,934	7,584
Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other current, non-financial assets	8,249	23,468
Locadores Varios	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other current, non-financial assets	53,900	47,397
Aduana De EZEIZA	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other current, non-financial assets	6,608	11,226
Municipalidad De Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	5,755	7,356
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	8,853	11,315
Municipalidad De Picun Leufu	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	128	163
Farias Matias Luis	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	1,226	20,367
Gomez Alejandra Raquel	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	62	79
Lopez Gustavo Gerardo C/Inti Saic Y Otros	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current, non-financial assets	403	516
Fondo Fima Ahorro Plus C	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other current, financial assets	—	588,485
Fondo Firma Ahorro Pesos C	Embotelladora del Atlántico S.A.	Subsidiary	Cash and cash equivalents	Other non-current, non-financial assets	—	588,299
Tribunal Superior De Justicia De La Provincia De Córdoba	Embotelladora del Atlántico S.A.	Subsidiary	Cash and cash equivalents	Other non-current, non-financial assets	519	—
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	3,782	4,017
Mauricio J Cordero C	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	800	871
José Ruoti Maltese	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	715	755
Alejandro Galeano	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	1,107	—
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Building	Property, plant and equipment	1,054	—
Fondo Fuma Premium B	Fondo Fuma Premium B	Subsidiary	Judicial deposit	Other current, financial assets	—	407,792

Total					50,651,324	123,795,126

Guarantees provided without obligation of assets included in the financial statements:

	Provided by		Committed assets		Amounts involved
Warranty creditor	Name	Relationship	Guarantee	Type	12.31.2017	12.31.2016
					ThCh$	ThCh$
Importadora Casa y Regalos	Trans-Heca S.A.	Subsidiary	Guarantee insurance	Compliance lease contract	2.050	2,050
Inmobiliaria e Inversiones Gestion Activa Ltda	Trans-Heca S.A.	Subsidiary	Guarantee insurance	Compliance lease contract	4.585	4,585
Inmobiliaria Portofino	Red de Transportes comerciales Ltda.	Subsidiary	Guarantee insurance	Guarantee bond	900	900
Teléfonica Chile S.A.	Red de Transportes comerciales Ltda.	Subsidiary	Guarantee insurance	Guarantee bond	1.000	1,000
Inmobiliaria San Martin Logista S.A	Red de Transportes comerciales Ltda.	Subsidiary	Guarantee insurance	Guarantee bond	3.461	3,461
Procesos trabajadores	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	1.496.862	1,236,439
Procesos administrativos	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	7.185.511	4,885,075
Gobierno Federal	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	91.903.312	87,773,855
Gobierno Estadual	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	20.527.817	14,674,244
HSBC	Sorocaba Refrescos S.A.	Associate	Loan	co-signers	3.716.747	4,108,312
Otros	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guarantee insurance	Judicial action	2.449.103	2,682,170
Aduana de Ezeiza	Embotelladora del Atlántico S.A.	Subsidiary	Bond insurance	Faithful fulfillment of contract	63.777	1,142,642
Aduana de Ezeiza	Andina Empaques S.A.	Subsidiary	Bond insurance	Faithful fulfillment of contract	347.990	369,963